Realized and Unrealized Gain on Oil and Gas Derivative Instruments	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized and Unrealized Gain on Oil and Gas Derivative Instruments	REALIZED AND UNREALIZED GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS
The realized and unrealized gain on the oil and gas derivative instruments comprise the following:

	Six months ended June 30,
	2022	2021
Realized gain on Hilli gas derivative instrument	55,682	—
Realized gain on Hilli oil derivative instrument	50,102	2,975
Realized mark-to-market (“MTM”) loss on commodity swap derivatives	(8,134)	—
Realized gain on oil and gas derivative instruments, net	97,650	2,975

Unrealized gain on Hilli gas derivative instrument (note 17)	194,632	—
Unrealized gain on Hilli oil derivative instrument (note 17)	169,293	81,190
Unrealized MTM adjustment for commodity swap derivatives	(14,318)	—
Unrealized gain on oil and gas derivative instruments, net	349,607	81,190

Realized and unrealized gain on oil and gas derivative instruments (note 20)	447,257	84,165

The realized gain on oil and gas derivative instruments results from monthly billings above the original Hilli base tolling fee and the exercised incremental capacity increase under the LTA (as amended by Amendment 3 to the LTA) whereas the unrealized gain/(loss) on gas derivative instruments results from movements in forecasted natural gas prices and Euro/USD exchange rates.
OTHER NON-OPERATING INCOMEOther non-operating income/(loss) comprise the following:

	Six months ended June 30,
	2022	2021
Realized and unrealized MTM gain/(loss) on our investment in listed equity securities (note 20)	295,048	(86,664)
UK tax lease contingent liability (note 22)	6,918	(73,294)
Dividend income from our investment in listed equity securities	3,105	1,863
Other non-operating income/(loss)	305,071	(158,095)